Shareholder Report, Line Graph (Details) 197255_Pacer Lunt Large Cap Alternator ETF_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Jun. 24, 2020	Apr. 30, 2026
Pacer Lunt Large Cap Alternator ETF
Account Value [Line Items]
Line Graph and Table Measure Name							Pacer Lunt Large Cap Alternator ETF NAV
Accumulated Value	$ 15,316	$ 15,102	$ 16,006	$ 18,719	$ 17,499	$ 10,000	$ 20,402
Lunt Capital U.S. Large Cap Equity Rotation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Lunt Capital U.S. Large Cap Equity Rotation Index
Accumulated Value	15,915	15,585	16,389	19,052	17,674	10,000	$ 21,330
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value	$ 19,650	$ 17,529	$ 14,291	$ 13,920	$ 13,890	$ 10,000	$ 25,751